SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8: SUBSEQUENT EVENTS

The Company evaluated subsequent events from September 30, 2024, the date of these unaudited condensed consolidated financial statements, through November 12, 2024, which represents the date the condensed consolidated financial statements were issued, for events requiring recognition or disclosure in the condensed consolidated financial statements for the nine months ended September 30, 2024. The Company concluded that no events have occurred that would require recognition or disclosure in the condensed consolidated financial statements.

NOTE 10: SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2023, the date of these consolidated financial statements, through March 13, 2024, which represents the date the consolidated financial statements were issued, for events requiring recognition or disclosure in the consolidated financial statements for the year ended December 31, 2023. The Company concluded that no events have occurred that would require recognition or disclosure in the consolidated financial statements, except for the sale of 137,836 shares of the Company’s common stock for an aggregate gross proceeds of $0.3 million as described in Note 7(b).